Concentration Of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Of Credit Risk [Line Items]
Number of major customers		4
Sales Revenue [Member]
Concentration Of Credit Risk [Line Items]
Concentration risk percentage	79.00%	83.00%
Accounts Receivable [Member]
Concentration Of Credit Risk [Line Items]
Concentration risk percentage	98.00%	89.00%